SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 17	-	SHAREHOLDERS' EQUITY

A.	Description of Ordinary Shares

As of December 31, 2013, Tower had 150 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 47.9 million  were issued and outstanding (net of approximately 0.1 million ordinary shares held by Tower as of such date). Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders. In August 2012, Tower completed a reverse split of its ordinary shares at a ratio of 1 for 15. Proportional adjustments were made to all of Tower's outstanding convertible securities. All numbers of shares and other convertible securities of the Company in these financial statements reflect the effect of the reverse share split.

B.	Share Option Plans

(1)
General

The Company has granted to its employees and directors options to purchase ordinary shares under several option plans adopted by the Company. The particular provisions of each plan and grant vary as to vesting period, exercise price, exercise period and other terms. Generally, the options are granted at an exercise price which equals either the closing market price of the ordinary shares immediately prior to the date of grant, or, an average of the closing price in the thirty trading days immediately prior to the date of grant, vest over up to a three or four year period according to various vesting schedules, and are not exercisable beyond seven or ten years from the grant date.

As of December 31, 2013 446 thousand options outstanding under the Company's option plans except for those plans described below (the "Old Plans").

No further options may be granted under Old Plans.

(2)
Tower's 2009 Share Incentive Plans (the "2009 Plans")

In 2009 the Company adopted new share incentive Plans to directors officers, employees and its subsidiaries. The options granted at an exercise price which equals the closing market price of the ordinary shares immediately prior to the date of grant, vest over up to a three, and are not exercisable beyond seven years from the grant date.

As of December 31, 2013 2,110 thousand options outstanding under the 2009 Plans. No further grants may be made under these plans.

(3)	Tower's 2013 Share Incentive Plan (the "2013 Plan")

In 2013 the Company adopted new share incentive Plan to directors, officers, employees and its subsidiaries. Options to be granted under the plan will bear exercise price which equals an average of the closing price in the thirty trading days immediately prior to the date of grant, vest over up to a three year period and are not exercisable beyond seven years from the grant date.

As of December 31, 2013 5,387 thousand options outstanding under the 2013 Plan. Further grants may be approved in accordance with the Board of Directors of the Company's decision.

(4)	Independent Directors' Option Plan

In January 2007, our shareholders approved, following approval by the Audit Committee and Board, the grant to each independent director of the Company who is not affiliated with our major shareholders and is not an employee of the Company ("Independent Director") of initial options to purchase Tower's ordinary shares that equal 10,000 less the number of unvested options to purchase Tower's ordinary shares held by such Independent Director as of the date of shareholders' approval. The initial options vest over 3 years: one third will vest on the first anniversary of the grant date, and thereafter, the remaining two thirds pro-rata on a monthly basis over the remaining two years until fully vested. Each new Independent Director appointed will be granted 10,000 options to purchase Tower's ordinary shares with the same vesting terms as the initial grants, at an exercise price equal to the closing price of Tower's ordinary shares on the trading day immediately prior to the relevant date of appointment.

Upon each third anniversary of a previous grant of options to an Independent Director, each such Independent Director shall be granted an additional 10,000 options to purchase Tower's ordinary shares, which will vest over 3 years on a monthly basis until fully vested. The exercise price of each such option shall be the closing price of Tower's ordinary shares on the trading day immediately prior to the relevant grant date. Subject to certain conditions, the options that have vested shall be exercisable by an Independent Director for a period of ten years following the date on which the relevant options as the case may be, first vested.

As of December 31, 2013, 123.7 thousand options were outstanding under the Independent Directors' plan.  No further grants may be made under this plan

A summary of the status of all employee and director share option plans as of December 31, 2013, 2012 and 2011, as well as changes during each of the years then ended, is presented below.

(5)	Summary of the Status of all the Company's Employee and Director Share Options

	2013		2012		2011
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	4,351,487	$15.21	4,483,793	$14.97	3,946,484	$14.82
Granted	5,402,961	4.54	30,336	12.64	787,717	19.29
Exercised	23,932	4.35	125,260	4.36	87,887	5.70
Terminated	4,273	52.79	411	63.57	14,738	168.97
Forfeited	1,659,494	23.76	36,971	20.23	147,783	24.19
Outstanding as of end of year	8,066,749	6.31	4,351,487	15.21	4,483,793	14.97
Options exercisable as of end of year	2,419,180	$9.03	3,553,662	$14.28	2,678,946	$17.23

(6)	Summary of Information about Employee Share Options Outstanding

 The following table summarizes information about employee share options outstanding as of December 31, 2013:

Outstanding as of December 31, 2013			Exercisable as of December 31, 2013
Range of exercise Prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$2.70-4.95	7,039,294	5.82	$4.49	1,652,333	$4.34
6.00-15.90	306,762	5.11	13.35	270,060	13.60
17.25-20.85	290,581	4.48	17.30	154,073	17.33
21.00-28.20	397,769	3.33	22.75	310,371	23.16
$32.25-48.75	32,343	0.89	$35.87	32,343	$35.87
	8,066,749			2,419,180

	Year Ended December 31,
	2013	2012	2011
The intrinsic value of options exercised	$42	$927	$845
The original fair value of options exercised	$158	$819	$512

Stock-based compensation expense was recognized in the following line items in the statement of operations as follows:

	Year Ended December 31,
	2013	2012	2011
Component of income (loss) before provision for income taxes:
Cost of revenue	$597	$902	$1,120
Research and development, net	527	714	850
Selling, general and administrative	1,658	4,121	6,137
Stock-based compensation expense	$2,782	$5,737	$8,107

(7)
Weighted Average Grant-Date Fair Value of Options Granted to Employees

The weighted average grant-date fair value of the options granted during 2013, 2012 and 2011 to employees and directors amounted to $2.10, $6.00 and $8.70 per option, respectively. The Company utilizes the Black-Scholes model. The Company estimated the fair value, utilizing the following assumptions for the years 2013, 2012 and 2011 (all in weighted averages):

	2013	2012	2011
Risk-free interest rate	0.77%-1.77%	0.65%-1.04%	0.94%-2.3%
Expected life of options	4.75 years	4.75 years	4.75 years
Expected annual volatility	51.16%-64.52%	51.76%-55.04%	49.42%-54.45%
Expected dividend yield	None	None	None

Risk free interest rate - is based on yield curve rates published by the US Department of Treasury.

Expected life of options - is based upon historical experience and represents the period of time that options granted are expected to be outstanding.

Expected annual volatility - is based on the volatility of the Company's ordinary share prior to the options award for the term identical to expected life.

(8)
Non-Employee Warrants - Israeli Banks Warrants

As of December 31, 2013, 309.4 thousand Israeli Banks' warrants to purchase ordinary shares of Tower were outstanding and exercisable, at a weighted average exercise price of $37.40 per share. All of the warrants are exercisable until December 2016.

In lieu of paying the exercise price in cash, the Israeli Banks are entitled to exercise their warrants on a "cashless" basis, i.e. by forfeiting part of the warrants in exchange for ordinary shares equal to the aggregate fair market value of the ordinary shares underlying the warrants forfeited less the aggregate exercise price.

C.	Equity-Equivalent Capital Notes

All issued equity equivalent capital notes, totaling approximately 8.4 million as of December 31, 2013, have no voting rights, no maturity date, no dividend rights, are not tradable, are not registered, do not carry interest, are not linked to any index and are not redeemable.

The equity equivalent capital notes are classified in shareholders' equity.

D.	Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of 86,667 of Tower's ordinary shares. These shares are classified as treasury shares.

E.	Dividend Restriction

According to the Facility Agreement, as amended to date, Tower undertook not to distribute any dividends prior to the date that all amounts payable under the Facility Agreement have been paid in full.

F.	Warrants J and Warrants 7

In connection with the issuance of the Jazz 2010 Notes, the note holders received warrants ("Warrants J"), which are exercisable for up to approximately 1.7 million Tower ordinary shares based on an exercise price of $25.50 per one ordinary share (15.00 NIS par value), for a period ending June 2015.

In connection with the issuance of Bonds Series F in 2012, the bondholders received warrants ("Warrants 7"), which are exercisable during a period of two years starting on March 2, 2014 and ending on March 1, 2016 for up to approximately 1.9 million ordinary shares of Tower based on an exercise price of 28.59 New Israeli Shekels in cash (linked to the USD) per one ordinary share (15.00 NIS par value).

G.	Securities Issuance Pursuant to the Acquisition of TJP

For ordinary shares issued as part of the Acquisition of TJP, see Note 3.

H.	Rights Offering

In June 2013, the Company distributed to its shareholders and certain other security holders rights to purchase ordinary shares and two series of warrants. As a result of the rights offering, the Company received aggregate proceeds of approximately $40,000, including approximately $19,000 through the exercise of Series 8 Warrants issued in this rights offering and exercised in July 2013. The remaining Series 8 Warrants, which were not exercised, expired on July 2013. Those who exercised their rights also received an aggregate of approximately 5.5 million Series 9 warrants exercisable by June 2017 for the purchase of Ordinary shares for a cash payment to Tower of $7.33 per share.